PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 8 -           PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2013 (*)	2012
Cost:
Land and buildings	$5,582	$6,929
Machinery and equipment (1)	34,696	36,849
Motor vehicles	418	676
Office furniture and equipment	1,559	2,293
Software	1,166	1,166
	43,421	47,913

Less: Accumulated depreciation	32,274	35,003
Depreciated cost	$11,147	$12,910

(*) Excluding held for sale assets at December 31, 2013

(1)	The cost is net of investment grants received by Bental in the amount of $274 as of December 31, 2012.

Depreciation and amortization expenses amounted to $1,859, $1,906 and $2,618 for the years ended December 31, 2013, 2012 and 2011, respectively (depreciation and amortization expenses do not include impairment charges).

During the year ended December 31, 2011, the Company recorded impairment of property, plant and equipment in the amount of $1,865, attributable to certain property and equipment items of the MRO services for aviation components segment, based on estimations of the fair value of these assets. The impairment charge was recorded under the cost of revenues item in the consolidated statements of operations.

Liens on property, plant and equipment are discussed at note 14(f).